UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------

  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cannell Capital LLC
          --------------------------------------
Address:  310 E. Pearl St., Unit A
          --------------------------------------
          P.O. Box 3459
          --------------------------------------
          Jackson, WY 83001
          --------------------------------------

Form 13F File Number:  28- 6453
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Carlo Cannell
        --------------------------------------
Title:	Managing Member of Cannell Capital LLC
        --------------------------------------
Phone:	415-835-8300
        --------------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell           Jackson, WY         02/14/2013
      ------------------------      ---------------     --------------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                          --------------
Form 13F Information Table Entry  Total:       74
                                          --------------
Form 13F Information Table Value Total:    $  133,060
                                          --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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COLUMN 1                        COLUMN 2 COLUMN 3       COLUMN 4 COLUMN 5                COLUMN 6   COLUMN 7    COLUMN 8
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                                TITLE OF                   VALUE    SHRS OR   SH/ PUT/      INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP          (x$1000) PRN AMT   PRN CALL      DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------

BERKSHIRE HATHAWAY INC DEL      CL A        084670108      2,815    21               SH      SOLE                21        -      -
COWEN GROUP INC NEW             CL A        223622101      751      306,635          SH      SOLE                306,635   -      -
MAXLINEAR INC                   CL A        57776J100      377      75,089           SH      SOLE                75,089    -      -
TECUMSEH PRODS CO               CL A        878895200      24       5,182            SH      SOLE                5,182     -      -
TELECOMMUNICATION SYS INC       CL A        87929j103      6,100    2,469,681        SH      SOLE                2,469,681 -      -
VALUEVISION MEDIA INC           CL A        92047k107      5,555    3,085,961        SH      SOLE                3,085,961 -      -
OPPENHEIMER HLDGS INC           CL A NON V  683797104      448      25,930           SH      SOLE                25,930    -      -
BERKSHIRE HATHAWAY INC DEL      CL B NEW    084670702      1,043    11,630           SH      SOLE                11,630    -      -
ACTUATE CORP                    COM         00508B102      238      42,484           SH      SOLE                42,484    -      -
ALTRA HOLDINGS INC              COM         02208R106      151      6,867            SH      SOLE                6,867     -      -
AV HOMES INC                    COM         00234p102      5,303    372,936          SH      SOLE                372,936   -      -
BIGLARI HLDGS INC               COM         08986r101      546      1,400            SH      SOLE                1,400     -      -
BSB BANCORP INC MD              COM         05573h108      431      35,273           SH      SOLE                35,273    -      -
BUILD A BEAR WORKSHOP           COM         120076104      3,411    892,915          SH      SOLE                892,915   -      -
CAL DIVE INTL INC DEL           COM         12802T101      229      132,324          SH      SOLE                132,324   -      -
CALLIDUS SOFTWARE INC           COM         13123e500      3,201    705,127          SH      SOLE                705,127   -      -
CAVCO INDS INC DEL              COM         149568107      1,680    33,605           SH      SOLE                33,605    -      -
CENTRAL GARDEN & PET CO         COM         153527106      1,208    120,517          SH      SOLE                120,517   -      -
CORNERSTONE PROGRESSIVE RTN     COM         21925c101      -        3                SH      SOLE                3         -      -
DNP SELECT INCOME FD            COM         23325p104      -        1                SH      SOLE                1         -      -
EAGLE BANCORP MONT INC          COM         26942g100      104      10,000           SH      SOLE                10,000    -      -
EASTERN INS HLDGS INC           COM         276534104      460      26,939           SH      SOLE                26,939    -      -
ECHO GLOBAL LOGISTICS INC       COM         27875t101      6,370    354,488          SH      SOLE                354,488   -      -
ESSA BANCORP INC                COM         29667d104      352      32,339           SH      SOLE                32,339    -      -
FEDFIRST FINL CORP NEW          COM         31429c101      489      30,064           SH      SOLE                30,064    -      -
GLU MOBILE INC                  COM         379890106      4,268    1,871,901        SH      SOLE                1,871,901 -      -
GRAFTECH INTL LTD               COM         384313102      117      12,497           SH      SOLE                12,497    -      -
HAWAIIAN TELCOM HOLDCO INC      COM         420031106      3,404    174,582          SH      SOLE                174,582   -      -
HERCULES OFFSHORE INC           COM         427093109      157      25,465           SH      SOLE                25,465    -      -
HOOPER HOLMES INC               COM         439104100      2,640    6,650,712        SH      SOLE                6,650,712 -      -
I D SYSTEMS INC                 COM         449489103      1,115    191,563          SH      SOLE                191,563   -      -
INTRALINKS HLDGS INC            COM         46118h104      4,778    774,454          SH      SOLE                774,454   -      -
JACKSONVILLE BANCORP INC MD     COM         46924r106      302      17,392           SH      SOLE                17,392    -      -
KEYNOTE SYS INC                 COM         493308100      150      10,620           SH      SOLE                10,620    -      -
LAKELAND INDS INC               COM         511795106      237      47,848           SH      SOLE                47,848    -      -
LATTICE SEMICONDUCTOR CORP      COM         518415104      264      66,181           SH      SOLE                66,181    -      -
LEE ENTERPRISES INC             COM         523768109      106      92,900           SH      SOLE                92,900    -      -
LEMAITRE VASCULAR INC           COM         525558201      2,231    388,667          SH      SOLE                388,667   -      -
LIMONEIRA CO                    COM         532746104      1,451    74,812           SH      SOLE                74,812    -      -
MOCON INC                       COM         607494101      2,700    187,485          SH      SOLE                187,485   -      -
NATUS MEDICAL INC DEL           COM         639050103      3,496    313,132          SH      SOLE                313,132   -      -
NEW YORK & CO INC               COM         649295102      3,626    951,807          SH      SOLE                951,807   -      -
NORTH AMERN ENERGY PARTNERS	COM         656844107      3,147    925,469          SH      SOLE                925,469   -      -
ONEIDA FINL CORP MD             COM         682479100      602      56,500           SH      SOLE                56,500    -      -
ONLINE RES CORP                 COM         68273g101      4,224    1,860,861        SH      SOLE                1,860,861 -      -
PC-TEL INC                      COM         69325q105      1,209    167,965          SH      SOLE                167,965   -      -
PEERLESS SYS CORP               COM         705536100      158      43,970           SH      SOLE                43,970    -      -
PEP BOYS MANNY MOE & JACK       COM         713278109      5,189    527,897          SH      SOLE                527,897   -      -
PGT INC                         COM         69336V101      151      33,659           SH      SOLE                33,659    -      -
PIMCO CORPORATE INCOME STRAT    COM	    72200u100      -        1                SH      SOLE                1         -      -
PIMCO GLOBAL STOCKSPLS INCM     COM         722011103      -        1                SH      SOLE                1         -      -
REGIONAL MGMT CORP              COM         75902k106      684      41,308           SH      SOLE                41,308    -      -
REIS INC                        COM         75936p105      1,343    103,103          SH      SOLE                103,103   -      -
RICHARDSON ELECTRS LTD          COM         763165107      3,581    316,370          SH      SOLE                316,370   -      -
SPARK NETWORKS INC              COM         84651p100      4,322    554,122          SH      SOLE                554,122   -      -
STONERIDGE INC                  COM         86183p102      5,415    1,057,530        SH      SOLE                1,057,530 -      -
THESTREET INC                   COM         88368q103      4,250    2,544,802        SH      SOLE                2,544,802 -      -
WESTFIELD FINANCIAL INC NEW     COM         96008p104      437      60,441           SH      SOLE                60,441    -      -
ZIPREALTY INC, INC.             COM         98974v107      205      73,250           SH      SOLE                73,250    -      -
CONTANGO OIL & GAS COMPANY      COM NEW     21075N204      228      5,374            SH      SOLE                5,374     -      -
CORNERSTONE STRATEGIC VALUE     COM NEW     21924b203      250      41,606           SH      SOLE                41,606    -      -
CORNERSTONE TOTAL RTRN FD IN    COM NEW     21924u201      247      46,017           SH      SOLE                46,017    -      -
HALCON RES CORP                 COM NEW     40537q209      1,749    252,700          SH      SOLE                252,700   -      -
MULTIBAND CORP                  COM NEW     62544x209      4,073    2,468,393        SH      SOLE                2,468,393 -      -
OUTDOOR CHANNEL HLDGS INC       COM NEW     690027206      2,319    305,177          SH      SOLE                305,177   -      -
POINTS INTL LTD                 COM NEW     730843208      3,049    273,678          SH      SOLE                273,678   -      -
U S CONCRETE INC                COM NEW     90333l201      4,065    449,147          SH      SOLE                449,147   -      -
PIMCO HIGH INCOME FD            COM SHS     722014107      -        1                SH      SOLE                1         -      -
U S CONCRETE INC                DEBT 9.5    90333laf9      84       67,000           PRN     SOLE                67,000    -      -
PULSE ELECTRONICS CORP          NOTE 7.0    74586waa4      4,817    7,000,000        PRN     SOLE                7,000,000 -      -
AV HOMES INC                    NOTE 7.5    00234pab8      2,250    2,200,000        PRN     SOLE                2,200,000 -      -
SCHOOL SPECIALTY INC            SDCV 3.75   807863am7      1,504    3,000,000        PRN     SOLE                3,000,000 -      -
GLOBAL SHIP LEASE INC NEW       SHS A       y27183105      1,016    345,595          SH      SOLE                345,595   -      -
TRONOX LTD                      SHS CL A    Q9235V101      164      9,000            SH      SOLE                9,000     -      -







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